Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 2,159,545	€ 1,951,983
Additions	133,640	162,970
Business combination	184,771	27,063
Transfers	(486)	(7,106)
Disposals	(1,280)	(3,467)
Translation differences	(152,083)	28,102
Property, plant and equipment at end of period	2,324,107	2,159,545
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	3,445,970	3,056,656
Additions	296,760	325,277
Business combination	184,771	50,351
Transfers	(2,072)	(12,815)
Disposals	(24,041)	(16,025)
Translation differences	(216,197)	42,526
Property, plant and equipment at end of period	3,685,191	3,445,970
Gross carrying amount | Land and Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	807,195	726,412
Additions	19,843	30,209
Business combination	14,964	30,346
Transfers	(6,050)	10,866
Disposals	(211)	(2,078)
Translation differences	(55,561)	11,440
Property, plant and equipment at end of period	780,180	807,195
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	2,141,611	1,984,853
Additions	50,825	55,957
Business combination	48,408	19,079
Transfers	103,594	68,107
Disposals	(23,830)	(13,892)
Translation differences	(120,179)	27,507
Property, plant and equipment at end of period	2,200,429	2,141,611
Gross carrying amount | Fixed assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	497,164	345,391
Additions	226,092	239,111
Business combination	121,399	926
Transfers	(99,616)	(91,788)
Disposals		(55)
Translation differences	(40,457)	3,579
Property, plant and equipment at end of period	704,582	497,164
Accumulated depreciation and amortisation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,283,713)	(1,102,113)
Additions	(163,141)	(162,194)
Business combination		(23,288)
Transfers	1,586	5,709
Disposals	22,761	12,558
Translation differences	64,076	(14,385)
Property, plant and equipment at end of period	(1,358,431)	(1,283,713)
Accumulated depreciation and amortisation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(108,638)	(89,378)
Additions	(17,974)	(18,108)
Business combination		(23,288)
Transfers	(3,826)	23,111
Disposals	171	657
Translation differences	7,319	(1,632)
Property, plant and equipment at end of period	(122,948)	(108,638)
Accumulated depreciation and amortisation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,175,075)	(1,012,735)
Additions	(145,167)	(144,086)
Transfers	5,412	(17,402)
Disposals	22,590	11,901
Translation differences	56,757	(12,753)
Property, plant and equipment at end of period	(1,235,483)	(1,175,075)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(2,712)	(2,560)
Additions		(113)
Additions	21
Translation differences	38	(39)
Property, plant and equipment at end of period	€ (2,653)	€ (2,712)